Subsidiaries	12 Months Ended
Dec. 31, 2017
Interests in Other Entities [Abstract]
Subsidiaries
Subsidiaries
The Group holds 100% of the voting rights in all of its subsidiaries (see Note 23).
In 2015 one new wholly owned subsidiary, Euronav Singapore Pte Ltd, incorporated in the second quarter of 2015 was included in the consolidation scope.
In 2016 the Group entered into a share swap and claims transfer agreement whereby the Group's equity interest in both Fiorano Shipholding Ltd. and Larvotto Shipholding Ltd. increased from 50% to 100%.
In the fourth quarter of 2017, Euronav NV incorporated a new subsidiary, Euronav MI Inc.

This subsidiary was incorporated in connection with the intended merger with Gener8 Maritime, Inc. (Note 24) and did not have any activities as at December 31, 2017.